Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2024
Fair Value Measurements
Schedule of carrying amounts and estimated fair values of financial instruments

	June 30, 2024		December 31, 2023
	Carrying	Fair	Carrying	Fair
(U.S. Dollars in thousands)	Amount	Value	Amount	Value
Recurring:
Financial assets:
Cash and cash equivalents	$56,619	$56,619	$63,921	$63,921
Current derivative assets:
Interest rate swap contracts	12,593	12,593	13,019	13,019
Non-current derivative assets:
Interest rate swap contracts	6,406	6,406	7,229	7,229
Financial liabilities:
Current derivative liabilities:
Long-term debt, current and non-current	901,034	876,875	963,005	941,647
Non-recurring:
Non-current asset:
Vessel	$55,686	$55,686	$—	$—

Schedule of assets and liabilities measured at fair value on recurring and non-recurring basis

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	June 30,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2024	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$56,619	$56,619	$—	$—
Current derivative assets:
Interest rate swap contracts	12,593	—	12,593	—
Non-current derivative assets:
Interest rate swap contracts	6,406	—	6,406	—
Financial liabilities:
Current derivative liabilities:
Long-term debt, current and non-current	901,034	—	876,875	—
Non-recurring:
Non-current asset:
Vessel	$55,686	$—	$—	$55,686

		Fair Value Measurements
		at Reporting Date Using
		Quoted Price
		in Active	Significant
	Carrying	Markets for	Other	Significant
	Value	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
(U.S. Dollars in thousands)	2023	(Level 1)	(Level 2)	(Level 3)
Recurring:
Financial assets:
Cash and cash equivalents	$63,921	$63,921	$—	$—
Current derivative assets:
Interest rate swap contracts	13,019	—	13,019	—
Non-current derivative assets:
Interest rate swap contracts	7,229	—	7,229	—
Financial liabilities:
Long-term debt, current and non-current	$963,005	$—	$941,647	$—

Schedule of valuation techniques and significant unobservable inputs used in the valuation of Level 3 assets measured at fair value on a non-recurring basis

			Significant
	Fair		unobservable
(U.S. Dollars in thousands)	Value	Valuation technique	inputs:	WACC (1)
Non-Recurring:
Non-current assets:
Dan Cisne	$29,565	Discounted cash flow	Discount rate	8.66%
Dan Sabia	$26,121	Discounted cash flow	Discount rate	8.66%
(1)	WACC is defined as weighted average cost of capital